Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Partnership’s financial instruments as of December 31, 2013 and 2012. Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

	December 31, 2013		December 31, 2012
(U.S. Dollars in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$28,836	$28,836	$1,287	$1,287
Restricted cash	458	458	830	830
Current derivative assets:
Foreign exchange forward contract	248	248	—	—
Non-current derivative assets:
Interest rate swap contracts	2,617	2,617	—	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	2,124	2,124	5,258	5,258
Foreign exchange forward contract	—	—	—	—
Non-current derivative liabilities:
Interest rate swap contracts	—	—	22,622	22,622
Long-term debt, current and non-current	349,977	350,999	347,850	342,655

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (including items that are required to be measured at fair value or for which fair value is required to be disclosed) as of December 31, 2013 and 2012:

		Fair Value Measurements at Reporting Date Using
(U.S. Dollars in thousands)	December 31, 2013	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$28,836	$28,836	$—	$—
Restricted cash	458	458	—	—
Current derivative asset:
Foreign exchange forward contracts	248	—	248	—
Non-current derivative assets:
Interest rate swap contracts	2,617	—	2,617	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	2,124	—	2,124	—
Foreign exchange forward contracts	—	—	—	—
Non-current derivative liabilities:
Interest rate swap contracts	—	—	—	—
Long-term debt, current and non-current	350,999	—	350,999	—

		Fair Value Measurements at Reporting Date Using
(U.S. Dollars in thousands)	December 31, 2012	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$1,287	$1,287	$—	$—
Restricted cash	830	830	—	—
Current derivative asset:
Foreign exchange forward contracts	—	—	—	—
Non-current derivative assets:
Interest rate swap contracts	—	—	—	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	5,258	—	5,258	—
Foreign exchange forward contracts	—	—	—	—
Non-current derivative liabilities:
Interest rate swap contracts	22,622	—	22,622	—
Long-term debt, current and non-current	342,655	—	342,655	—